Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	1.81750%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,186,274.78

Principal:
Principal Collections	$16,828,441.09
Prepayments in Full	$6,917,607.28
Liquidation Proceeds	$149,412.17
Recoveries	$95,903.55
Sub Total	$23,991,364.09
Collections	$25,177,638.87

Purchase Amounts:
Purchase Amounts Related to Principal	$359,486.99
Purchase Amounts Related to Interest	$1,491.53
Sub Total	$360,978.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,538,617.39

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,538,617.39
Servicing Fee	$347,827.75	$347,827.75	$0.00	$0.00	$25,190,789.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,190,789.64
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,190,789.64
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,190,789.64
Interest - Class A-3 Notes	$132,206.15	$132,206.15	$0.00	$0.00	$25,058,583.49
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$24,884,006.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,884,006.66
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$24,790,047.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,790,047.66
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$24,722,182.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,722,182.24
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$24,638,962.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,638,962.66
Regular Principal Payment	$23,079,467.71	$23,079,467.71	$0.00	$0.00	$1,559,494.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,559,494.95
Residual Released to Depositor	$0.00	$1,559,494.95	$0.00	$0.00	$0.00
Total		$25,538,617.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,079,467.71
Total					$23,079,467.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,079,467.71	$39.26	$132,206.15	$0.22	$23,211,673.86	$39.48
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$23,079,467.71	$12.28	$551,826.98	$0.29	$23,631,294.69	$12.57

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$136,764,986.28	0.2326727	$113,685,518.57	0.1934085
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$398,324,986.28	0.2119471	$375,245,518.57	0.1996667

Pool Information
Weighted Average APR	3.484%	3.485%
Weighted Average Remaining Term	28.30	27.52
Number of Receivables Outstanding	36,443	35,412
Pool Balance	$417,393,294.28	$392,949,764.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$398,324,986.28	$375,245,518.57
Pool Factor	0.2149962	0.2024056

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$17,704,246.29
Targeted Overcollateralization Amount	$17,704,246.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,704,246.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$188,581.89
(Recoveries)		161	$95,903.55
Net Loss for Current Collection Period			$92,678.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2664%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6260%
Second Prior Collection Period			0.5531%
Prior Collection Period			1.2177%
Current Collection Period			0.2745%
Four Month Average (Current and Prior Three Collection Periods)			0.6678%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,223	$15,510,514.12
(Cumulative Recoveries)			$2,293,605.45
Cumulative Net Loss for All Collection Periods			$13,216,908.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6808%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,969.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2,530.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	419	$6,619,263.69
61-90 Days Delinquent	0.25%	62	$976,856.33
91-120 Days Delinquent	0.06%	13	$231,035.20
Over 120 Days Delinquent	0.24%	56	$944,352.93
Total Delinquent Receivables	2.23%	550	$8,771,508.15

Repossession Inventory:
Repossessed in the Current Collection Period		32	$570,373.96
Total Repossessed Inventory		55	$929,334.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3583%
Prior Collection Period			0.3403%
Current Collection Period			0.3699%
Three Month Average			0.3561%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer